NATIXIS FUNDS TRUST II

April 3, 2012

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Natixis Funds Trust II
(File Nos.: 002-11101 and 811-00242)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Prospectus and Statements of Additional Information, each dated March 30, 2012, for ASG Growth Markets Fund, Loomis Sayles Capital Income Fund and Loomis Sayles Senior Floating Rate and Fixed Income Fund, each a series of Natixis Funds Trust II, do not differ from those contained in Post-Effective Amendment No. 162 that was filed electronically on March 28, 2012.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete

John DelPrete

Assistant Secretary